Treasury Risk Management - Summary of Financial Liabilities are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - Derivative financial liabilities [Member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	€ (566)	€ (371)
Gross amounts of recognised financial liabilities set off in the balance sheet	148	45
Net amounts of financial liabilities presented in the balance sheet	(418)	(326)
Financial instruments	91	130
Cash collateral pledged
Net amount	€ (327)	€ (196)